Convertible Notes Payables (Details) - USD ($)		6 Months Ended		12 Months Ended
	May 06, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Convertible Notes Payables (Details) [Line Items]
Convertible notes payable		$ 1,136,980
Convertible interest rate				10.00%
Shares conversion (in Shares)	492,247
Accrued interest		50,163
Interest expenses		50,163
Investors [Member]
Convertible Notes Payables (Details) [Line Items]
Payments to other investors		$ 364,620
Convertible Notes Payable [Member]
Convertible Notes Payables (Details) [Line Items]
Convertible notes payable				$ 1,901,600
Convertible interest rate		10.00%
Class A ordinary shares [Member]
Convertible Notes Payables (Details) [Line Items]
Convertible notes payable		$ 400,000
Conversion price (in Dollars per share)		$ 0.4063
Shares conversion (in Shares)	492,247